Employee Benefit Plan, Description of Plan - Narrative (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
Participant Catch up Contribution Year Age	50
EBP, Employer Contribution, Matching Percentage	85.00%
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 495,488
EBP, Forfeited Nonvested Account	$ 385,279	$ 88,524
EBP, Participant Contribution, Automatic, Annual Increase Deferral Rate	1.00%
EBP, Employer Contribution Vesting Requisite Service Period	3
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Maximum Number of Notes Outstanding	2
EBP, Note Receivable From Participant, General Loan, Maximum Borrowing Term	5 years
EBP, Note Receivable From Participant, Account, Primary Residence, Maximum Borrowing Term	15 years
EBP, Participant Loan, Basis Spread On Variable Rate	1.00%
EBP, Employer Contribution Vesting Percentage	100.00%
Defined Contribution Plan Automatic Cash Out Threshold Amount	$ 7,000
Participant Contribution, Performance Bonuses and Commissions, Percentage	100.00%
Note Receivable from Merged Plan, Maximum Number of Notes Outstanding	3
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 394,752,722	$ 0
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	396,546,640
Notes Receivables from Participants, Transfer to (from) External Plan	$ 1,793,918
EBP, Transfer From (to) Merger- Employer Contribution Vesting Service Period	5
EBP, Transfer From (To) Merger-Employer Contribution Vesting Percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	15.00%